Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivable [Line Items]
Schedule of Movement of Allowance for Expected Credit Losses	The movement of allowance for expected credit losses is as follows:
	As of December 31,
	2024	2025
Balance at beginning of the year	$—	$—
Provision	—	(13,792)
Total	$—	$(13,792)

Loans Receivable [Member]
Loan Receivable [Line Items]
Schedule of Loan Receivable

Loan receivable is presented net of allowance for expected credit losses:

	As of December 31,
	2024	2025
Loan receivable, unsecured
—Principal	$—	$2,000,000
—Interest receivables	—	10,000
	$—	$2,010,000
Less: allowance for expected credit losses	—	(13,792)
Total	—	1,996,208